Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.8%
ANZ Group Holdings Ltd.	9,256	$176,996
APA Group	4,002	21,058
Aristocrat Leisure Ltd.	1,829	78,115
ASX Ltd.	544	24,633
BHP Group Ltd.	15,663	373,307
BlueScope Steel Ltd.	1,622	24,843
Brambles Ltd.	4,012	52,724
CAR Group Ltd.	1,104	23,564
Cochlear Ltd.	218	38,178
Coles Group Ltd.	4,380	59,480
Commonwealth Bank of Australia	5,198	554,050
Computershare Ltd.	1,656	43,274
CSL Ltd.	1,487	238,683
Fortescue Ltd.	5,337	55,119
Goodman Group	6,328	121,142
GPT Group (The)	5,865	17,386
Insurance Australia Group Ltd.	6,657	34,966
James Hardie Industries PLC(a)(b)	1,348	31,641
Lottery Corp. Ltd. (The)	6,393	21,305
Macquarie Group Ltd.	1,101	136,056
Medibank Pvt Ltd.	8,518	25,339
National Australia Bank Ltd.	9,260	213,820
Northern Star Resources Ltd.	4,200	51,591
Origin Energy Ltd.	5,440	37,079
Pro Medicus Ltd.	178	26,100
Qantas Airways Ltd.	2,276	12,868
QBE Insurance Group Ltd.	4,739	65,493
REA Group Ltd.	189	30,028
Reece Ltd.	888	8,955
Rio Tinto Ltd.	1,089	81,476
Santos Ltd.	9,717	37,356
Scentre Group	17,261	39,989
SGH Ltd.	504	16,483
Sonic Healthcare Ltd.	1,313	21,923
South32 Ltd.	14,932	25,732
Stockland	7,749	27,232
Suncorp Group Ltd.	3,230	42,003
Telstra Group Ltd.	13,137	37,915
Transurban Group	9,604	86,545
Treasury Wine Estates Ltd.	2,367	13,530
Vicinity Ltd.	10,164	15,372
Washington H Soul Pattinson & Co. Ltd.	647	15,400
Wesfarmers Ltd.	3,451	172,882
Westpac Banking Corp.	10,695	224,436
WiseTech Global Ltd.	573	32,582
Woodside Energy Group Ltd.	5,721	74,574
Woolworths Group Ltd.	3,756	75,806
Xero Ltd.(a)	459	48,339
		3,687,368
Austria — 0.1%
Erste Group Bank AG	949	64,268
OMV AG	475	24,559
Verbund AG	211	16,216
		105,043
Belgium — 0.3%
Ageas SA	407	25,526
Anheuser-Busch InBev SA	2,782	183,359
Argenx SE(a)	183	118,300
D'ieteren Group	76	15,177
Groupe Bruxelles Lambert NV	338	27,883
Security	Shares	Value
Belgium (continued)
KBC Group NV	751	$69,249
Lotus Bakeries NV	1	9,615
Sofina SA	70	19,557
Syensqo SA	245	17,526
UCB SA	373	68,385
		554,577
Canada — 3.4%
Agnico Eagle Mines Ltd.	1,564	183,820
Air Canada(a)(b)	406	4,114
Alimentation Couche-Tard Inc.	2,366	123,500
AltaGas Ltd.	1,060	31,371
ARC Resources Ltd.	1,624	30,051
Bank of Montreal	2,247	215,295
Bank of Nova Scotia (The)	3,787	189,487
Barrick Gold Corp.	5,231	99,756
BCE Inc.	211	4,690
Brookfield Asset Management Ltd., Class A	1,071	57,147
Brookfield Corp., Class A	4,276	229,712
Brookfield Renewable Corp.	372	10,602
CAE Inc.(a)	876	21,916
Cameco Corp.	1,415	63,873
Canadian Imperial Bank of Commerce	2,907	183,348
Canadian National Railway Co.	1,621	156,985
Canadian Natural Resources Ltd.	6,462	185,432
Canadian Pacific Kansas City Ltd.	2,858	207,581
Canadian Tire Corp. Ltd., Class A, NVS	202	22,108
Canadian Utilities Ltd., Class A, NVS	406	11,365
CCL Industries Inc., Class B, NVS	441	23,045
Celestica Inc., NVS(a)	359	30,632
Cenovus Energy Inc.	4,393	51,718
CGI Inc.	630	66,802
Constellation Software Inc./Canada	63	227,046
Descartes Systems Group Inc. (The)(a)	259	27,275
Dollarama Inc.	885	109,197
Element Fleet Management Corp.	1,192	26,104
Emera Inc.	958	43,119
Empire Co. Ltd., NVS	441	16,378
Enbridge Inc.	6,732	314,821
Fairfax Financial Holdings Ltd.	64	99,918
First Quantum Minerals Ltd.(a)	2,465	33,097
FirstService Corp.	141	24,747
Fortis Inc./Canada	1,598	79,135
Franco-Nevada Corp.	578	99,328
George Weston Ltd.	189	36,824
GFL Environmental Inc.	720	35,927
Gildan Activewear Inc.	399	18,387
Great-West Lifeco Inc.	889	34,571
Hydro One Ltd.(c)	1,003	38,589
iA Financial Corp. Inc.	249	24,188
IGM Financial Inc.	252	8,008
Imperial Oil Ltd.	563	37,976
Intact Financial Corp.	544	120,816
Ivanhoe Mines Ltd., Class A(a)(b)	2,602	23,102
Keyera Corp.	613	19,027
Kinross Gold Corp.	3,555	52,477
Loblaw Companies Ltd.	456	74,026
Lundin Mining Corp.	2,001	16,373
Magna International Inc.	855	29,707
Manulife Financial Corp.	5,398	165,433
Metro Inc./CN	678	52,249
National Bank of Canada	1,212	106,448
Nutrien Ltd.	1,471	83,975

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Onex Corp.	246	$17,418
Open Text Corp.	785	21,251
Ovintiv Inc.	772	25,924
Pan American Silver Corp.	1,100	27,695
Pembina Pipeline Corp.	1,785	68,235
Power Corp. of Canada	1,794	67,903
Quebecor Inc., Class B	406	11,138
RB Global Inc.	544	54,822
Restaurant Brands International Inc.	956	61,600
Rogers Communications Inc., Class B, NVS	1,158	30,189
Royal Bank of Canada	4,409	529,201
Saputo Inc.	889	17,347
Shopify Inc., Class A(a)	3,731	354,859
Stantec Inc.	331	29,052
Sun Life Financial Inc.	1,737	103,507
Suncor Energy Inc.	3,762	132,868
TC Energy Corp.	3,137	158,488
Teck Resources Ltd., Class B	1,443	49,039
TELUS Corp.	1,347	20,734
TFI International Inc.	246	19,998
Thomson Reuters Corp.	476	88,574
TMX Group Ltd.	892	36,150
Toromont Industries Ltd.	246	20,813
Toronto-Dominion Bank (The)	5,430	346,967
Tourmaline Oil Corp.	1,103	48,725
West Fraser Timber Co. Ltd.	184	13,623
Wheaton Precious Metals Corp.	1,435	119,819
WSP Global Inc.	403	71,433
		6,829,990
China — 0.0%
Wharf Holdings Ltd. (The)	3,000	7,536
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	11	18,800
AP Moller - Maersk A/S, Class B, NVS	14	24,106
Carlsberg A/S, Class B	315	42,920
Coloplast A/S, Class B	399	45,152
Danske Bank A/S	2,139	75,052
Demant A/S(a)	338	12,309
DSV A/S	629	133,323
Genmab A/S(a)	209	44,316
Novo Nordisk A/S, Class B	9,872	660,057
Novonesis (Novozymes) B, Class B	1,052	68,335
Orsted A/S(a)(b)(c)	560	22,284
Pandora A/S	250	37,216
Rockwool A/S, Class B	360	16,434
Tryg A/S	842	20,088
Vestas Wind Systems A/S	2,959	39,450
Zealand Pharma A/S(a)	194	13,721
		1,273,563
Finland — 0.2%
Elisa OYJ	475	25,340
Fortum OYJ	1,415	23,725
Kesko OYJ, Class B	820	18,826
Kone OYJ, Class B	1,002	62,056
Metso OYJ	2,017	21,916
Neste OYJ	1,278	13,257
Nokia OYJ	15,859	79,282
Orion OYJ, Class B	303	18,971
Sampo OYJ, Class A	7,995	80,099
Stora Enso OYJ, Class R	1,622	15,066
UPM-Kymmene OYJ	1,681	44,523
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	1,668	$30,819
		433,880
France — 3.1%
Accor SA	579	28,529
Aeroports de Paris SA	105	13,130
Air Liquide SA	1,773	364,313
Airbus SE	1,845	313,079
Alstom SA(a)	922	22,266
Amundi SA(c)	210	16,588
ArcelorMittal SA	1,586	46,901
Arkema SA	210	15,965
AXA SA	5,504	260,317
BioMerieux	140	18,897
BNP Paribas SA	3,186	269,948
Bollore SE	2,556	15,810
Bouygues SA	648	28,483
Bureau Veritas SA	1,031	32,727
Capgemini SE	468	74,717
Carrefour SA	1,760	27,146
Cie de Saint-Gobain SA	1,350	146,769
Cie Generale des Etablissements Michelin SCA	2,072	75,764
Covivio SA/France	176	9,869
Credit Agricole SA	3,480	65,273
Danone SA	2,003	172,351
Dassault Aviation SA	71	25,600
Dassault Systemes SE	2,069	77,538
Edenred SE	716	22,330
Eiffage SA	245	33,338
Engie SA	5,402	111,650
EssilorLuxottica SA	894	257,609
Eurazeo SE	140	10,237
Eurofins Scientific SE	373	23,539
Euronext NV(c)	268	44,795
Gecina SA	160	16,425
Getlink SE	1,057	20,071
Hermes International SCA	100	275,018
Ipsen SA	105	12,212
Kering SA	227	46,184
Klepierre SA	647	23,682
La Francaise des Jeux SAEM(c)	268	9,553
Legrand SA	783	86,052
L'Oreal SA	736	325,213
LVMH Moet Hennessy Louis Vuitton SE	847	469,178
Orange SA	5,621	81,550
Pernod Ricard SA	618	66,988
Publicis Groupe SA	717	72,953
Renault SA	578	30,698
Rexel SA	685	19,032
Safran SA	1,122	298,586
Sanofi SA	3,535	386,700
Sartorius Stedim Biotech	84	19,823
Schneider Electric SE	1,695	396,030
Societe Generale SA	2,150	112,099
Sodexo SA	280	17,773
STMicroelectronics NV	2,115	48,080
Teleperformance SE	175	19,190
Thales SA	263	73,672
TotalEnergies SE	6,708	382,055
Unibail-Rodamco-Westfield, New	359	30,391
Veolia Environnement SA	2,069	75,568

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Vinci SA	1,549	$217,584
		6,257,838
Germany — 2.7%
adidas AG	529	121,718
Allianz SE, Registered	1,205	498,360
BASF SE	2,854	145,752
Bayer AG, Registered	3,032	79,460
Bayerische Motoren Werke AG	882	74,809
Beiersdorf AG	303	42,692
Brenntag SE	408	27,248
Commerzbank AG	2,854	75,538
Continental AG	315	24,625
Covestro AG, NVS(a)	545	36,674
CTS Eventim AG & Co. KGaA	194	22,987
Daimler Truck Holding AG	1,430	57,452
Delivery Hero SE, Class A(a)(c)	475	13,425
Deutsche Bank AG, Registered	5,750	150,767
Deutsche Boerse AG	578	186,170
Deutsche Lufthansa AG, Registered	1,485	10,671
Deutsche Post AG, Registered	3,219	137,541
Deutsche Telekom AG, Registered	10,794	387,694
E.ON SE	6,863	120,031
Evonik Industries AG	682	15,326
Fresenius Medical Care AG	579	29,457
Fresenius SE & Co. KGaA(a)	1,278	60,701
GEA Group AG	561	36,599
Hannover Rueck SE	176	56,496
Heidelberg Materials AG	441	88,162
Henkel AG & Co. KGaA	337	23,786
Infineon Technologies AG	4,003	132,592
Knorr-Bremse AG	245	24,298
LEG Immobilien SE	211	17,886
Mercedes-Benz Group AG	2,285	136,617
Merck KGaA	405	56,384
MTU Aero Engines AG	176	60,915
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	412	282,059
Nemetschek SE	176	23,388
Puma SE	303	7,824
Qiagen NV	650	27,895
Rational AG	17	14,587
Rheinmetall AG	134	228,209
RWE AG	1,877	72,892
SAP SE	3,219	941,843
Scout24 SE(c)	288	34,323
Siemens AG, Registered	2,329	536,279
Siemens Energy AG(a)	2,017	155,679
Siemens Healthineers AG(c)	820	44,204
Symrise AG, Class A	431	49,708
Talanx AG(a)	195	22,380
Vonovia SE	2,287	75,860
Zalando SE(a)(c)	682	24,904
		5,494,867
Hong Kong — 0.5%
AIA Group Ltd.	33,400	250,263
BOC Hong Kong Holdings Ltd.	10,000	41,484
CK Asset Holdings Ltd.	5,836	23,842
CK Hutchison Holdings Ltd.	8,336	47,007
CK Infrastructure Holdings Ltd.	2,000	13,479
CLP Holdings Ltd.	6,000	51,160
Futu Holdings Ltd., ADR	155	14,308
Security	Shares	Value
Hong Kong (continued)
Galaxy Entertainment Group Ltd.	7,000	$25,281
Hang Seng Bank Ltd.	2,300	32,105
Henderson Land Development Co. Ltd.	4,523	12,827
HKT Trust & HKT Ltd., Class SS	12,740	18,129
Hong Kong & China Gas Co. Ltd.	36,618	32,948
Hong Kong Exchanges & Clearing Ltd.	3,600	157,283
Hongkong Land Holdings Ltd.	3,600	17,619
Jardine Matheson Holdings Ltd.	500	22,218
Link REIT	8,040	37,642
MTR Corp. Ltd.(b)	5,000	17,262
Power Assets Holdings Ltd.	4,500	29,759
Sands China Ltd.(a)	5,600	10,029
Sino Land Co. Ltd.	12,000	12,332
SITC International Holdings Co. Ltd.	4,000	11,063
Sun Hung Kai Properties Ltd.	4,500	42,689
Swire Pacific Ltd., Class A	1,500	12,972
Techtronic Industries Co. Ltd.	4,393	44,211
WH Group Ltd.(c)	25,000	22,355
Wharf Real Estate Investment Co. Ltd.	6,000	14,349
		1,014,616
Ireland — 0.1%
AIB Group PLC	6,457	43,398
Bank of Ireland Group PLC	3,221	37,819
Kerry Group PLC, Class A	476	50,390
Kingspan Group PLC	475	40,083
		171,690
Israel — 0.3%
Azrieli Group Ltd.	140	10,193
Bank Hapoalim BM	3,591	52,675
Bank Leumi Le-Israel BM	4,396	62,428
Check Point Software Technologies Ltd.(a)	267	58,622
CyberArk Software Ltd.(a)	147	51,767
Elbit Systems Ltd.(b)	105	40,370
Global-e Online Ltd.(a)	280	10,055
ICL Group Ltd.	2,207	14,733
Isracard Ltd.	0	2
Israel Discount Bank Ltd., Class A	3,727	27,839
Mizrahi Tefahot Bank Ltd.	373	18,888
Monday.com Ltd.(a)	118	33,157
Nice Ltd.(a)	211	32,963
Nova Ltd.(a)	90	17,376
Teva Pharmaceutical Industries Ltd., ADR(a)	3,813	59,140
Wix.com Ltd.(a)	175	29,678
		519,886
Italy — 0.9%
Amplifon SpA	372	7,120
Banco BPM SpA	3,733	41,670
BPER Banca SpA	3,075	24,975
CNH Industrial NV	3,005	34,768
Davide Campari-Milano NV(b)	1,828	12,266
DiaSorin SpA	71	8,114
Enel SpA	24,926	216,083
Eni SpA	6,777	97,057
Ferrari NV	385	176,246
FinecoBank Banca Fineco SpA	1,860	37,220
Generali	2,909	106,317
Infrastrutture Wireless Italiane SpA(c)	1,441	17,209
Intesa Sanpaolo SpA	46,741	249,517
Leonardo SpA	1,249	64,933
Mediobanca Banca di Credito Finanziario SpA	1,456	29,781
Moncler SpA	776	47,895

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Nexi SpA(a)(c)	1,962	$11,460
Poste Italiane SpA(c)	1,622	32,922
Prysmian SpA	840	46,143
Recordati Industria Chimica e Farmaceutica SpA	337	19,886
Snam SpA	5,657	32,468
Stellantis NV	6,071	56,493
Telecom Italia SpA/Milano(a)	30,415	12,045
Tenaris SA, NVS	1,450	24,179
Terna - Rete Elettrica Nazionale	4,071	40,481
UniCredit SpA	4,471	260,127
Unipol Gruppo SpA	1,219	21,865
		1,729,240
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	1,415	29,323
Adyen NV(a)(c)	67	108,420
Aegon Ltd.	4,483	28,834
AerCap Holdings NV	608	64,448
Akzo Nobel NV	544	34,345
ASM International NV	134	65,497
ASML Holding NV	1,226	820,736
ASR Nederland NV	490	30,918
BE Semiconductor Industries NV	228	24,693
Coca-Cola Europacific Partners PLC	684	62,066
CVC Capital Partners PLC(a)(c)	657	11,723
DSM-Firmenich AG	576	62,573
EXOR NV, NVS	315	29,741
Heineken Holding NV	432	33,778
Heineken NV	879	78,684
IMCD NV	176	23,405
ING Groep NV	10,200	198,077
InPost SA(a)	609	10,287
JDE Peet's NV	245	5,931
Koninklijke Ahold Delhaize NV	2,891	118,702
Koninklijke KPN NV	12,338	57,394
Koninklijke Philips NV(a)	2,490	63,196
NN Group NV	832	51,019
Prosus NV	4,226	198,134
Randstad NV	372	14,932
Universal Music Group NV	2,485	73,073
Wolters Kluwer NV	705	124,474
		2,424,403
New Zealand — 0.0%
Auckland International Airport Ltd.	4,395	19,632
Contact Energy Ltd.	2,459	12,954
Fisher & Paykel Healthcare Corp. Ltd.	1,760	35,504
Infratil Ltd.	2,837	17,782
Meridian Energy Ltd.	4,106	13,365
		99,237
Norway — 0.2%
Aker BP ASA	995	21,360
DNB Bank ASA	2,683	67,070
Equinor ASA	2,454	55,548
Gjensidige Forsikring ASA	614	14,367
Kongsberg Gruppen ASA	263	42,372
Mowi ASA	1,330	24,388
Norsk Hydro ASA	4,070	21,589
Orkla ASA	2,441	27,223
Salmar ASA	179	8,845
Telenor ASA	2,276	34,185
Yara International ASA	510	16,551
		333,498
Security	Shares	Value
Portugal — 0.0%
EDP Renovaveis SA	890	$8,335
EDP SA	9,143	36,039
Galp Energia SGPS SA	1,587	24,588
Jeronimo Martins SGPS SA	854	20,669
		89,631
Singapore — 0.4%
CapitaLand Ascendas REIT	10,677	21,756
CapitaLand Integrated Commercial Trust	19,438	31,989
CapitaLand Investment Ltd./Singapore	8,900	18,758
DBS Group Holdings Ltd.	6,240	202,732
Genting Singapore Ltd.(b)	17,500	9,924
Grab Holdings Ltd., Class A(a)	6,771	33,042
Keppel Ltd.	3,900	19,608
Oversea-Chinese Banking Corp. Ltd.	10,525	130,255
Sea Ltd., ADR(a)	1,131	151,611
Sembcorp Industries Ltd.	2,200	11,128
Singapore Airlines Ltd.	4,100	21,041
Singapore Exchange Ltd.	2,900	31,902
Singapore Technologies Engineering Ltd.	4,300	24,416
Singapore Telecommunications Ltd.	20,900	60,468
United Overseas Bank Ltd.	3,900	103,579
Wilmar International Ltd.	6,700	15,715
Yangzijiang Shipbuilding Holdings Ltd.	8,000	13,704
		901,628
Spain — 0.9%
Acciona SA	75	10,929
ACS Actividades de Construccion y Servicios SA	479	30,012
Aena SME SA(c)	245	61,548
Amadeus IT Group SA	1,347	106,026
Banco Bilbao Vizcaya Argentaria SA	17,987	246,854
Banco de Sabadell SA	16,840	49,136
Banco Santander SA	46,896	330,188
CaixaBank SA	11,523	88,315
Cellnex Telecom SA(c)	1,677	67,867
Endesa SA	924	27,750
Ferrovial SE	1,542	75,223
Grifols SA(a)	1,247	11,807
Iberdrola SA	17,956	323,672
Industria de Diseno Textil SA	3,395	182,566
Redeia Corp. SA	961	20,153
Repsol SA	3,891	47,562
Telefonica SA	12,636	64,914
		1,744,522
Sweden — 0.9%
AddTech AB, Class B	804	27,049
Alfa Laval AB	792	32,849
Assa Abloy AB, Class B	3,150	95,615
Atlas Copco AB, Class A	8,280	128,164
Atlas Copco AB, Class B	4,830	67,068
Beijer Ref AB, Class B	1,030	15,711
Boliden AB(a)	785	24,052
Epiroc AB, Class A	2,070	44,784
Epiroc AB, Class B	1,209	23,710
EQT AB	1,235	35,688
Essity AB, Class B	1,829	52,893
Evolution AB(c)	506	35,053
Fastighets AB Balder, Class B(a)	1,864	13,399
H & M Hennes & Mauritz AB, Class B	1,736	25,156
Hexagon AB, Class B	6,453	62,804
Holmen AB, Class B	285	11,269
Industrivarden AB, Class A	372	13,073

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class C	441	$15,486
Indutrade AB	821	22,211
Investment AB Latour, Class B	441	11,901
Investor AB, Class B	5,208	154,305
L E Lundbergforetagen AB, Class B	246	12,980
Lifco AB, Class B	683	26,442
Nibe Industrier AB, Class B	4,346	18,533
Nordea Bank Abp	9,732	134,778
Saab AB, Class B	988	46,006
Sagax AB, Class B	753	17,115
Sandvik AB	3,348	69,118
Securitas AB, Class B	1,627	25,783
Skandinaviska Enskilda Banken AB, Class A	4,796	76,101
Skanska AB, Class B	1,141	26,513
SKF AB, Class B	854	16,740
Svenska Cellulosa AB SCA, Class B	1,726	22,318
Svenska Handelsbanken AB, Class A	4,734	61,967
Swedbank AB, Class A	2,786	69,549
Swedish Orphan Biovitrum AB(a)	577	17,549
Tele2 AB, Class B	1,300	19,180
Telefonaktiebolaget LM Ericsson, Class B	8,966	75,739
Telia Co. AB	8,036	30,187
Trelleborg AB, Class B	666	22,965
Volvo AB, Class B	4,888	132,873
		1,834,676
Switzerland — 2.7%
ABB Ltd., Registered	4,912	259,406
Alcon AG	1,526	148,267
Avolta AG, Registered	294	13,397
Baloise Holding AG, Registered	140	31,146
Banque Cantonale Vaudoise, Registered	84	10,339
Barry Callebaut AG, Registered	12	10,758
BKW AG	58	11,628
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8	116,592
Cie Financiere Richemont SA, Class A, Registered	1,652	291,917
EMS-Chemie Holding AG, Registered	26	19,170
Galderma Group AG	256	29,733
Geberit AG, Registered	106	73,428
Givaudan SA, Registered	29	139,906
Helvetia Holding AG, Registered	115	25,369
Holcim AG	1,586	177,232
Julius Baer Group Ltd.	676	43,837
Kuehne + Nagel International AG, Registered	149	34,314
Logitech International SA, Registered	471	35,791
Lonza Group AG, Registered	227	163,102
Nestle SA, Registered	8,001	851,606
Novartis AG, Registered	6,094	695,065
Partners Group Holding AG	70	91,719
Roche Holding AG, Bearer	108	37,571
Roche Holding AG, NVS	2,165	707,925
Sandoz Group AG	1,184	51,356
Schindler Holding AG, Participation Certificates, NVS	112	40,963
Schindler Holding AG, Registered	71	25,173
SGS SA	472	46,096
SIG Group AG	923	17,805
Sika AG, Registered	475	118,706
Sonova Holding AG, Registered	147	45,190
Straumann Holding AG	350	42,678
Swatch Group AG (The), Bearer	85	14,751
Swiss Life Holding AG, Registered	86	85,868
Swiss Prime Site AG, Registered	210	29,611
Security	Shares	Value
Switzerland (continued)
Swiss Re AG	946	$169,811
Swisscom AG, Registered	78	52,017
Temenos AG, Registered	211	15,114
UBS Group AG, Registered	10,246	311,021
VAT Group AG(c)	87	31,406
Zurich Insurance Group AG	443	314,207
		5,430,991
United Kingdom — 4.1%
3i Group PLC	3,027	171,604
Admiral Group PLC	828	36,012
Anglo American PLC	4,007	109,385
Antofagasta PLC	1,072	23,526
Ashtead Group PLC	1,381	73,928
Associated British Foods PLC	1,106	30,487
AstraZeneca PLC	4,782	685,102
Auto Trader Group PLC(c)	2,489	27,964
Aviva PLC	8,337	62,464
BAE Systems PLC	9,310	215,830
Barclays PLC	44,630	177,790
Barratt Redrow PLC	4,277	26,664
BP PLC	49,270	227,499
British American Tobacco PLC	6,174	268,929
BT Group PLC	21,245	49,309
Bunzl PLC	1,072	33,687
Centrica PLC	17,346	37,138
Coca-Cola HBC AG, Class DI	571	29,734
Compass Group PLC	5,167	174,204
Croda International PLC	441	17,408
DCC PLC	303	19,803
Diageo PLC	6,775	190,245
Entain PLC	2,010	17,183
Experian PLC	2,851	141,840
Glencore PLC	30,914	101,359
GSK PLC	12,898	255,157
Haleon PLC	28,084	141,315
Halma PLC	1,175	43,371
Hikma Pharmaceuticals PLC	613	16,244
HSBC Holdings PLC	55,079	613,986
Imperial Brands PLC	2,317	95,074
Informa PLC	4,208	41,108
InterContinental Hotels Group PLC	505	53,888
Intertek Group PLC	510	31,322
J Sainsbury PLC	4,831	17,170
JD Sports Fashion PLC	8,381	8,824
Kingfisher PLC	4,343	16,692
Land Securities Group PLC	2,345	18,582
Legal & General Group PLC	17,654	55,594
Lloyds Banking Group PLC	193,837	190,440
London Stock Exchange Group PLC	1,483	230,920
M&G PLC	8,174	22,682
Marks & Spencer Group PLC	6,333	32,910
Melrose Industries PLC	4,109	23,887
Mondi PLC, NVS	1,380	20,947
National Grid PLC	15,005	216,584
NatWest Group PLC, NVS	23,580	151,673
Next PLC	373	61,536
Pearson PLC	1,587	25,442
Phoenix Group Holdings PLC	2,606	20,849
Prudential PLC	8,271	87,944
Reckitt Benckiser Group PLC	2,053	132,514
RELX PLC	5,759	314,298
Rentokil Initial PLC	7,578	34,717

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	3,470	$206,775
Rolls-Royce Holdings PLC	26,208	265,290
Sage Group PLC (The)	2,796	46,354
Schroders PLC	2,225	9,804
Segro PLC	4,212	38,315
Severn Trent PLC	716	26,633
Shell PLC	18,902	610,001
Smith & Nephew PLC	2,682	37,743
Smiths Group PLC	1,210	30,153
Spirax Group PLC	245	19,310
SSE PLC	3,299	74,379
Standard Chartered PLC	6,736	97,020
Tesco PLC	21,002	103,939
Unilever PLC	7,629	485,737
United Utilities Group PLC	2,035	30,595
Vodafone Group PLC	70,017	68,806
Whitbread PLC	613	21,290
Wise PLC, Class A(a)	1,869	24,515
WPP PLC	3,258	25,258
		8,146,681
United States — 75.2%
3M Co.	1,713	237,953
A O Smith Corp.	338	22,937
Abbott Laboratories	5,397	705,658
AbbVie Inc.	5,453	1,063,880
Accenture PLC, Class A	1,933	578,257
Adobe Inc.(a)	1,342	503,223
Advanced Micro Devices Inc.(a)	5,021	488,794
AECOM	403	39,756
Aflac Inc.	1,660	180,409
Agilent Technologies Inc.	888	95,549
Air Products and Chemicals Inc.	677	183,528
Airbnb Inc., Class A(a)	1,352	164,836
Akamai Technologies Inc.(a)	475	38,276
Albemarle Corp.	338	19,790
Albertsons Companies Inc., Class A	1,177	25,870
Alexandria Real Estate Equities Inc.	503	36,548
Align Technology Inc.(a)	232	40,206
Allegion PLC	288	40,090
Alliant Energy Corp.	826	50,419
Allstate Corp. (The)	825	163,672
Ally Financial Inc.	780	25,475
Alnylam Pharmaceuticals Inc.(a)	408	107,402
Alphabet Inc., Class A	18,080	2,871,104
Alphabet Inc., Class C, NVS	15,400	2,477,706
Altria Group Inc.	5,250	310,537
Amazon.com Inc.(a)	29,267	5,397,420
Amcor PLC	7,063	64,980
Ameren Corp.	840	83,362
American Electric Power Co. Inc.	1,668	180,711
American Express Co.	1,757	468,082
American Financial Group Inc./OH	219	27,739
American Homes 4 Rent, Class A	950	35,521
American International Group Inc.	1,963	160,024
American Tower Corp.	1,459	328,873
American Water Works Co. Inc.	595	87,471
Ameriprise Financial Inc.	303	142,719
AMETEK Inc.	710	120,402
Amgen Inc.	1,659	482,636
Amphenol Corp., Class A	3,763	289,563
Analog Devices Inc.	1,522	296,668
Annaly Capital Management Inc.	1,850	36,260
Security	Shares	Value
United States (continued)
Ansys Inc.(a)	268	$86,264
Aon PLC, Class A	611	216,777
Apollo Global Management Inc.	1,246	170,054
Apple Inc.	46,506	9,882,525
Applied Materials Inc.	2,507	377,830
AppLovin Corp., Class A(a)	644	173,436
Aptiv PLC(a)	806	45,990
Arch Capital Group Ltd.	1,157	104,917
Archer-Daniels-Midland Co.	1,516	72,389
Ares Management Corp., Class A	574	87,552
Arista Networks Inc.(a)	3,280	269,846
Arthur J Gallagher & Co.	762	244,366
Assurant Inc.	154	29,682
AT&T Inc.	22,170	614,109
Atlassian Corp., Class A, NVS(a)	503	114,840
Atmos Energy Corp.	476	76,460
Autodesk Inc.(a)	678	185,941
Automatic Data Processing Inc.	1,273	382,664
AutoZone Inc.(a)	53	199,418
AvalonBay Communities Inc.	455	95,541
Avantor Inc.(a)	2,109	27,396
Avery Dennison Corp.	245	41,922
Axon Enterprise Inc.(a)	230	141,059
Baker Hughes Co., Class A	3,135	110,979
Ball Corp.	968	50,278
Bank of America Corp.	21,109	841,827
Bank of New York Mellon Corp. (The)	2,226	178,993
Baxter International Inc.	1,544	48,126
Becton Dickinson & Co.	895	185,346
Bentley Systems Inc., Class B	491	21,108
Berkshire Hathaway Inc., Class B(a)	4,117	2,195,390
Best Buy Co. Inc.	604	40,281
Biogen Inc.(a)	441	53,396
BioMarin Pharmaceutical Inc.(a)	544	34,647
Bio-Rad Laboratories Inc., Class A(a)	71	17,330
Bio-Techne Corp.	500	25,175
Blackrock Inc.(d)	455	415,988
Blackstone Inc., NVS	2,209	290,947
Block Inc.(a)	1,755	102,615
Boeing Co. (The)(a)	2,306	422,551
Booking Holdings Inc.	104	530,325
Booz Allen Hamilton Holding Corp., Class A	421	50,528
Boston Scientific Corp.(a)	4,594	472,585
Bristol-Myers Squibb Co.	6,306	316,561
Broadcom Inc.	13,771	2,650,504
Broadridge Financial Solutions Inc.	376	91,142
Brown & Brown Inc.	771	85,273
Brown-Forman Corp., Class B	564	19,650
Builders FirstSource Inc.(a)	372	44,502
Bunge Global SA	441	34,716
Burlington Stores Inc.(a)	182	40,957
BXP Inc.	470	29,953
Cadence Design Systems Inc.(a)	863	256,950
Camden Property Trust	323	36,757
Capital One Financial Corp.	1,195	215,411
Cardinal Health Inc.	740	104,555
Carlisle Companies Inc.	139	52,748
Carlyle Group Inc. (The)	654	25,271
CarMax Inc.(a)	476	30,783
Carnival Corp.(a)	3,285	60,247
Carrier Global Corp.	2,520	157,601
Carvana Co., Class A(a)	352	86,011

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Caterpillar Inc.	1,499	$463,596
Cboe Global Markets Inc.	320	70,976
CBRE Group Inc., Class A(a)	918	112,161
CDW Corp.	423	67,917
Cencora Inc.	560	163,895
Centene Corp.(a)	1,560	93,366
CenterPoint Energy Inc.	2,081	80,701
CF Industries Holdings Inc.	517	40,517
CH Robinson Worldwide Inc.	350	31,227
Charles Schwab Corp. (The)	5,283	430,036
Charter Communications Inc., Class A(a)	275	107,762
Cheniere Energy Inc.	686	158,541
Chevron Corp.	5,313	722,887
Chipotle Mexican Grill Inc., Class A(a)	4,258	215,114
Chubb Ltd.	1,192	341,007
Church & Dwight Co. Inc.	751	74,604
Cigna Group (The)	864	293,795
Cincinnati Financial Corp.	475	66,125
Cintas Corp.	1,120	237,082
Cisco Systems Inc.	12,321	711,291
Citigroup Inc.	5,899	403,374
Citizens Financial Group Inc.	1,366	50,392
Clorox Co. (The)	372	52,936
Cloudflare Inc., Class A(a)	968	116,915
CME Group Inc.	1,100	304,788
CMS Energy Corp.	978	72,030
Coca-Cola Co. (The)	12,634	916,597
Cognizant Technology Solutions Corp., Class A	1,486	109,325
Coinbase Global Inc., Class A(a)	620	125,792
Colgate-Palmolive Co.	2,420	223,100
Comcast Corp., Class A	11,935	408,177
Conagra Brands Inc.	1,484	36,670
ConocoPhillips	3,970	353,806
Consolidated Edison Inc.	1,107	124,814
Constellation Brands Inc., Class A	505	94,708
Constellation Energy Corp.	958	214,056
Cooper Companies Inc. (The)(a)	636	51,942
Copart Inc.(a)	2,613	159,471
Corning Inc.	2,485	110,284
Corpay Inc.(a)	204	66,375
Corteva Inc.	2,122	131,543
CoStar Group Inc.(a)	1,343	99,610
Costco Wholesale Corp.	1,377	1,369,426
Coterra Energy Inc.	2,355	57,839
CRH PLC	2,060	196,565
Crowdstrike Holdings Inc., Class A(a)	759	325,512
Crown Castle Inc.	1,336	141,295
Crown Holdings Inc.	337	32,463
CSX Corp.	5,963	167,381
Cummins Inc.	438	128,702
CVS Health Corp.	3,837	255,966
Danaher Corp.	2,008	400,255
Darden Restaurants Inc.	373	74,839
Datadog Inc., Class A(a)	849	86,734
DaVita Inc.(a)	123	17,411
Dayforce Inc.(a)	431	24,942
Deckers Outdoor Corp.(a)	475	52,644
Deere & Co.	793	367,603
Dell Technologies Inc., Class C	980	89,925
Delta Air Lines Inc.	441	18,359
Devon Energy Corp.	2,014	61,246
Dexcom Inc.(a)	1,204	85,942
Security	Shares	Value
United States (continued)
Diamondback Energy Inc.	605	$79,866
Dick's Sporting Goods Inc.	192	36,046
Digital Realty Trust Inc.	1,017	163,269
Discover Financial Services	771	140,839
DocuSign Inc., Class A(a)	611	49,949
Dollar General Corp.	644	60,336
Dollar Tree Inc.(a)	638	52,169
Dominion Energy Inc.	2,642	143,672
Domino's Pizza Inc.	106	51,979
DoorDash Inc., Class A(a)	1,081	208,514
Dover Corp.	407	69,455
Dow Inc.	2,205	67,451
DR Horton Inc.	928	117,244
DraftKings Inc., Class A (a)	1,265	42,112
DTE Energy Co.	630	86,310
Duke Energy Corp.	2,357	287,601
DuPont de Nemours Inc.	1,274	84,071
Dynatrace Inc.(a)	975	45,796
Eastman Chemical Co.	336	25,872
Eaton Corp. PLC	1,212	356,776
eBay Inc.	1,459	99,445
Ecolab Inc.	789	198,378
Edison International	1,199	64,158
Edwards Lifesciences Corp.(a)	1,821	137,467
Electronic Arts Inc.	792	114,911
Elevance Health Inc.	720	302,818
Eli Lilly & Co.	2,497	2,244,678
EMCOR Group Inc.	146	58,502
Emerson Electric Co.	1,786	187,726
Entegris Inc.(b)	474	37,503
Entergy Corp.	1,366	113,610
EOG Resources Inc.	1,745	192,526
EPAM Systems Inc.(a)	176	27,616
EQT Corp.	1,732	85,630
Equifax Inc.	372	96,768
Equinix Inc.	302	259,946
Equitable Holdings Inc.	976	48,263
Equity LifeStyle Properties Inc.	567	36,730
Equity Residential	1,099	77,216
Erie Indemnity Co., Class A, NVS	73	26,179
Essential Utilities Inc.	814	33,480
Essex Property Trust Inc.	190	53,039
Estee Lauder Companies Inc. (The), Class A	722	43,291
Everest Group Ltd.	125	44,854
Evergy Inc.	717	49,545
Eversource Energy	1,102	65,547
Exact Sciences Corp.(a)	577	26,334
Exelon Corp.	3,159	148,157
Expand Energy Corp.	632	65,665
Expedia Group Inc.	403	63,243
Expeditors International of Washington Inc.	461	50,669
Extra Space Storage Inc.	645	94,505
Exxon Mobil Corp.	13,624	1,439,103
F5 Inc.(a)	175	46,330
FactSet Research Systems Inc.	114	49,273
Fair Isaac Corp.(a)	76	151,216
Fastenal Co.	1,766	142,993
FedEx Corp.	715	150,386
Ferguson Enterprises Inc.	615	104,341
Fidelity National Financial Inc.	729	46,692
Fidelity National Information Services Inc.	1,722	135,831
Fifth Third Bancorp	2,036	73,174

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
First Citizens BancShares Inc./NC, Class A	31	$55,153
First Solar Inc.(a)(b)	330	41,521
FirstEnergy Corp.	1,788	76,669
Fiserv Inc.(a)	1,779	328,350
Flutter Entertainment PLC, Class DI(a)	533	128,448
Ford Motor Co.	11,744	117,557
Fortinet Inc.(a)	2,036	211,255
Fortive Corp.	1,071	74,638
Fortune Brands Innovations Inc., NVS	372	20,021
Fox Corp., Class A, NVS	705	35,102
Fox Corp., Class B	510	23,582
Franklin Resources Inc.	968	18,160
Freeport-McMoRan Inc.	4,332	156,082
Gaming and Leisure Properties Inc.	770	36,852
Garmin Ltd.	475	88,763
Gartner Inc.(a)	229	96,427
GE HealthCare Technologies Inc., NVS(a)	1,444	101,557
GE Vernova Inc.	856	317,422
Gen Digital Inc.	1,588	41,082
General Dynamics Corp.	722	196,471
General Electric Co.	3,329	670,927
General Mills Inc.	1,639	92,997
General Motors Co.	3,430	155,173
Genuine Parts Co.	437	51,369
Gilead Sciences Inc.	3,873	412,629
Global Payments Inc.	785	59,903
GoDaddy Inc., Class A(a)	446	83,995
Goldman Sachs Group Inc. (The)	976	534,409
Graco Inc.	505	41,213
Halliburton Co.	2,682	53,157
Hartford Insurance Group Inc. (The)	895	109,790
HCA Healthcare Inc.	601	207,393
Healthpeak Properties Inc.	2,155	38,445
HEICO Corp.(b)	122	30,593
HEICO Corp., Class A	253	50,835
Hershey Co. (The)	456	76,239
Hess Corp.	863	111,370
Hewlett Packard Enterprise Co.	4,079	66,161
Hilton Worldwide Holdings Inc.	758	170,914
Hologic Inc.(a)	751	43,708
Home Depot Inc. (The)	3,063	1,104,181
Honeywell International Inc.	2,003	421,631
Hormel Foods Corp.	889	26,581
Host Hotels & Resorts Inc.	2,276	32,137
Howmet Aerospace Inc.	1,162	161,030
HP Inc.	2,957	75,610
Hubbell Inc., Class B	155	56,293
HubSpot Inc.(a)(b)	152	92,948
Humana Inc.	373	97,816
Huntington Bancshares Inc./Ohio	4,482	65,123
Hyatt Hotels Corp., Class A	146	16,451
IDEX Corp.	246	42,797
IDEXX Laboratories Inc.(a)	256	110,758
Illinois Tool Works Inc.	924	221,677
Illumina Inc.(a)	473	36,705
Incyte Corp.(a)	545	34,150
Ingersoll Rand Inc.	1,275	96,173
Insulet Corp.(a)	211	53,233
Intel Corp.	13,243	266,184
Interactive Brokers Group Inc., Class A	336	57,742
Intercontinental Exchange Inc.	1,765	296,467
International Business Machines Corp.	2,855	690,396
Security	Shares	Value
United States (continued)
International Flavors & Fragrances Inc.	751	$58,923
International Paper Co.	1,529	69,845
Interpublic Group of Companies Inc. (The)	1,141	28,662
Intuit Inc.	871	546,526
Intuitive Surgical Inc.(a)	1,098	566,348
Invitation Homes Inc.	1,722	58,875
IQVIA Holdings Inc.(a)(b)	543	84,203
Iron Mountain Inc.	936	83,931
J.M. Smucker Co. (The)	338	39,299
Jabil Inc.(b)	336	49,244
Jack Henry & Associates Inc.	210	36,420
Jacobs Solutions Inc., NVS	372	46,054
JB Hunt Transport Services Inc.	246	32,123
Johnson & Johnson	7,437	1,162,477
Johnson Controls International PLC	2,065	173,254
JPMorgan Chase & Co.	8,709	2,130,396
Juniper Networks Inc.	1,035	37,591
Kellanova	887	73,417
Kenvue Inc.	5,898	139,193
Keurig Dr Pepper Inc.	3,771	130,439
KeyCorp	2,987	44,327
Keysight Technologies Inc.(a)	544	79,098
Kimberly-Clark Corp.	1,037	136,656
Kimco Realty Corp.	2,151	42,977
Kinder Morgan Inc.	6,140	161,482
KKR & Co. Inc.	1,908	218,027
KLA Corp.	418	293,724
Kraft Heinz Co. (The)	2,840	82,644
Kroger Co. (The)	2,066	149,186
L3Harris Technologies Inc.	598	131,572
Labcorp Holdings Inc.	243	58,565
Lam Research Corp.	4,002	286,823
Las Vegas Sands Corp.	1,190	43,637
Leidos Holdings Inc.	373	54,898
Lennar Corp., Class A	750	81,458
Lennox International Inc.	92	50,301
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	613	54,355
Linde PLC	1,479	670,327
Live Nation Entertainment Inc.(a)	513	67,947
LKQ Corp.	785	29,995
Lockheed Martin Corp.	665	317,704
Loews Corp.	578	50,188
Lowe's Companies Inc.	1,730	386,759
LPL Financial Holdings Inc.	246	78,668
Lululemon Athletica Inc.(a)	339	91,791
LyondellBasell Industries NV, Class A	828	48,198
M&T Bank Corp.	496	84,201
Manhattan Associates Inc.(a)	191	33,881
Marathon Petroleum Corp.	1,034	142,082
Markel Group Inc.(a)	42	76,381
Marriott International Inc./MD, Class A	719	171,539
Marsh & McLennan Companies Inc.	1,507	339,783
Martin Marietta Materials Inc.	193	101,128
Marvell Technology Inc.	2,625	153,221
Masco Corp.	682	41,336
Mastercard Inc., Class A	2,530	1,386,592
McCormick & Co. Inc./MD, NVS	785	60,178
McDonald's Corp.	2,222	710,262
McKesson Corp.	405	288,680
Medtronic PLC	3,965	336,073
MercadoLibre Inc.(a)(b)	142	330,981

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Merck & Co. Inc.	7,865	$670,098
Meta Platforms Inc., Class A	6,733	3,696,417
MetLife Inc.	1,843	138,907
Mettler-Toledo International Inc.(a)	65	69,587
MGM Resorts International(a)	721	22,683
Microchip Technology Inc.	1,691	77,921
Micron Technology Inc.	3,457	266,016
Microsoft Corp.	21,843	8,633,664
MicroStrategy Inc., Class A(a)(b)	699	265,697
Mid-America Apartment Communities Inc.	338	53,962
Moderna Inc.(a)	995	28,397
Molina Healthcare Inc.(a)	176	57,554
Molson Coors Beverage Co., Class B	579	33,310
Mondelez International Inc., Class A	4,142	282,194
MongoDB Inc., Class A(a)	223	38,394
Monolithic Power Systems Inc.	150	88,965
Monster Beverage Corp.(a)	2,257	135,691
Moody's Corp.	505	228,826
Morgan Stanley	3,721	429,478
Motorola Solutions Inc.	510	224,599
MSCI Inc., Class A	246	134,097
Nasdaq Inc.	1,355	103,265
Natera Inc.(a)(b)	387	58,410
NetApp Inc.	608	54,568
Netflix Inc.(a)	1,325	1,499,529
Neurocrine Biosciences Inc.(a)	281	30,261
Newmont Corp.	3,581	188,647
News Corp., Class A, NVS	1,175	31,866
NextEra Energy Inc.	6,380	426,694
Nike Inc., Class B	3,614	203,830
NiSource Inc.	1,420	55,536
Nordson Corp.	163	30,900
Norfolk Southern Corp.	681	152,578
Northern Trust Corp.	595	55,918
Northrop Grumman Corp.	418	203,357
NRG Energy Inc.	650	71,227
Nucor Corp.	719	85,827
Nutanix Inc., Class A(a)	778	53,449
Nvidia Corp.	75,738	8,249,383
NVR Inc.(a)	9	64,132
NXP Semiconductors NV	787	145,052
O'Reilly Automotive Inc.(a)	178	251,906
Occidental Petroleum Corp.	2,169	85,480
Okta Inc.(a)	529	59,333
Old Dominion Freight Line Inc.	602	92,275
Omnicom Group Inc.	577	43,944
ON Semiconductor Corp.(a)	1,348	53,516
ONEOK Inc.	1,904	156,433
Oracle Corp.	5,172	727,804
Otis Worldwide Corp.	1,192	114,754
Owens Corning	268	38,970
PACCAR Inc.	1,597	144,065
Packaging Corp. of America	268	49,743
Palantir Technologies Inc., Class A(a)	6,484	767,965
Palo Alto Networks Inc.(a)	2,049	383,020
Parker-Hannifin Corp.	399	241,419
Paychex Inc.	1,002	147,414
Paycom Software Inc.	175	39,618
PayPal Holdings Inc.(a)	2,969	195,479
Pentair PLC	510	46,272
PepsiCo Inc.	4,221	572,283
Pfizer Inc.	17,361	423,782
Security	Shares	Value
United States (continued)
PG&E Corp.	6,785	$112,088
Philip Morris International Inc.	4,826	826,983
Phillips 66	1,279	133,093
Pinterest Inc., Class A(a)	1,872	47,399
PNC Financial Services Group Inc. (The)	1,229	197,488
Pool Corp.	120	35,177
PPG Industries Inc.	717	78,053
PPL Corp.	2,208	80,592
Principal Financial Group Inc.	702	52,053
Procter & Gamble Co. (The)	7,308	1,188,062
Progressive Corp. (The)	1,785	502,906
Prologis Inc.	2,873	293,621
Prudential Financial Inc.	1,064	109,283
PTC Inc.(a)	385	59,663
Public Service Enterprise Group Inc.	1,553	124,131
Public Storage	479	143,906
PulteGroup Inc.	665	68,216
Pure Storage Inc., Class A(a)	956	43,364
Qualcomm Inc.	3,414	506,842
Quanta Services Inc.	443	129,662
Quest Diagnostics Inc.	328	58,456
Raymond James Financial Inc.	597	81,813
Realty Income Corp.	2,675	154,776
Reddit Inc., Class A(a)	204	23,780
Regency Centers Corp.	487	35,152
Regeneron Pharmaceuticals Inc.	333	199,387
Regions Financial Corp.	2,663	54,352
Reliance Inc.	179	51,593
Republic Services Inc., Class A	688	172,516
ResMed Inc.	441	104,336
Revvity Inc.	402	37,559
Rivian Automotive Inc., Class A(a)(b)	2,429	33,180
Robinhood Markets Inc., Class A(a)	1,887	92,671
ROBLOX Corp., Class A(a)	1,481	99,301
Rockwell Automation Inc.	364	90,156
Roku Inc.(a)(b)	351	23,931
Rollins Inc.	927	52,960
Roper Technologies Inc.	330	184,826
Ross Stores Inc.	1,034	143,726
Royal Caribbean Cruises Ltd.	789	169,564
Royalty Pharma PLC, Class A	1,260	41,353
RPM International Inc.	406	43,341
RTX Corp.	4,115	519,025
S&P Global Inc.	984	492,049
Salesforce Inc.	2,957	794,575
Samsara Inc., Class A(a)(b)	862	34,187
SBA Communications Corp., Class A	322	78,375
Schlumberger NV	4,391	146,001
Seagate Technology Holdings PLC	644	58,623
SEI Investments Co.	295	23,096
Sempra	1,929	143,267
ServiceNow Inc.(a)	641	612,161
Sherwin-Williams Co. (The)	735	259,396
Simon Property Group Inc.	1,024	161,157
Skyworks Solutions Inc.	527	33,876
Smurfit WestRock PLC	1,595	67,022
Snap Inc., Class A, NVS(a)(b)	3,199	25,464
Snap-on Inc.	152	47,699
Snowflake Inc., Class A(a)	932	148,645
Solventum Corp.(a)	429	28,365
Southern Co. (The)	3,410	313,345
Southwest Airlines Co.	475	13,281

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Spotify Technology SA(a)	473	$290,413
SS&C Technologies Holdings Inc.	682	51,559
Stanley Black & Decker Inc.	476	28,570
Starbucks Corp.	3,501	280,255
State Street Corp.	915	80,612
Steel Dynamics Inc.	474	61,483
STERIS PLC	303	68,096
Stryker Corp.	1,055	394,486
Sun Communities Inc.	415	51,638
Super Micro Computer Inc.(a)(b)	1,589	50,626
Synchrony Financial	1,199	62,288
Synopsys Inc.(a)	471	216,194
Sysco Corp.	1,515	108,171
T-Mobile U.S. Inc.	1,619	399,812
T Rowe Price Group Inc.	682	60,391
Take-Two Interactive Software Inc.(a)	538	125,526
Targa Resources Corp.	650	111,085
Target Corp.	1,438	139,055
TE Connectivity PLC, NVS	960	140,525
Teledyne Technologies Inc.(a)	140	65,244
Teradyne Inc.	496	36,808
Tesla Inc.(a)	8,933	2,520,535
Texas Instruments Inc.	2,815	450,541
Texas Pacific Land Corp.	61	78,621
Textron Inc.	614	43,207
The Campbell's Co.	581	21,183
Thermo Fisher Scientific Inc.	1,180	506,220
TJX Companies Inc. (The)	3,509	451,538
Toast Inc., Class A(a)	1,314	46,752
Tractor Supply Co.	1,590	80,486
Trade Desk Inc. (The), Class A(a)(b)	1,379	73,956
Tradeweb Markets Inc., Class A	337	46,607
Trane Technologies PLC	686	262,951
TransDigm Group Inc.	172	243,048
TransUnion	634	52,597
Travelers Companies Inc. (The)	715	188,853
Trimble Inc.(a)	785	48,780
Truist Financial Corp.	4,217	161,680
Twilio Inc., Class A(a)	446	43,133
Tyler Technologies Inc.(a)	128	69,542
Tyson Foods Inc., Class A	845	51,748
U.S. Bancorp	4,817	194,318
Uber Technologies Inc.(a)	5,857	474,476
UDR Inc.	965	40,414
U-Haul Holding Co.	299	16,385
Ulta Beauty Inc.(a)	146	57,763
Union Pacific Corp.	1,898	409,323
United Airlines Holdings Inc.(a)	253	17,411
United Parcel Service Inc., Class B	2,228	212,328
United Rentals Inc.	200	126,290
United Therapeutics Corp.(a)	139	42,130
UnitedHealth Group Inc.	2,847	1,171,370
Universal Health Services Inc., Class B	194	34,352
Valero Energy Corp.	993	115,277
Veeva Systems Inc., Class A(a)	473	110,535
Ventas Inc.	1,248	87,460
Veralto Corp.	792	75,953
VeriSign Inc.(a)	281	79,276
Verisk Analytics Inc., Class A	434	128,651
Verizon Communications Inc.	12,932	569,784
Vertex Pharmaceuticals Inc.(a)	799	407,090
Vertiv Holdings Co., Class A	1,079	92,125
Security	Shares	Value
United States (continued)
Viatris Inc.	3,727	$31,381
VICI Properties Inc., Class A	3,167	101,407
Visa Inc., Class A	5,353	1,849,461
Vistra Corp.	1,073	139,093
Vulcan Materials Co.	406	106,506
W R Berkley Corp.	926	66,385
Walmart Inc.	13,652	1,327,657
Walgreens Boots Alliance Inc.	2,207	24,211
Walt Disney Co. (The)	5,580	507,501
Warner Bros Discovery Inc.(a)	7,186	62,303
Waste Connections Inc.	785	155,140
Waste Management Inc.	1,229	286,799
Waters Corp.(a)	184	63,982
Watsco Inc.	106	48,743
WEC Energy Group Inc.	958	104,920
Wells Fargo & Co.	10,135	719,686
Welltower Inc.	1,911	291,599
West Pharmaceutical Services Inc.	225	47,540
Western Digital Corp.(a)	1,105	48,465
Westinghouse Air Brake Technologies Corp.	548	101,238
Westlake Corp.	118	10,907
Weyerhaeuser Co.	2,311	59,878
Williams Companies Inc. (The)	3,692	216,240
Williams-Sonoma Inc.	367	56,690
Willis Towers Watson PLC	326	100,343
Workday Inc., Class A(a)	647	158,515
WP Carey Inc.	632	39,462
WW Grainger Inc.	133	136,233
Wynn Resorts Ltd.	294	23,611
Xcel Energy Inc.	1,819	128,603
Xylem Inc./New York	753	90,789
Yum! Brands Inc.	841	126,520
Zebra Technologies Corp., Class A(a)	150	37,548
Zillow Group Inc., Class C (a)	441	29,693
Zimmer Biomet Holdings Inc.	613	63,170
Zoetis Inc.	1,413	220,993
Zoom Video Communications Inc., Class A(a)	805	62,420
Zscaler Inc.(a)(b)	320	72,374
		150,964,783
Total Common Stocks — 99.6% (Cost: $190,341,152)		200,050,144
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	175	14,122
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	336	16,891
Henkel AG & Co. KGaA, Preference Shares, NVS	544	42,250
Porsche Automobil Holding SE, Preference Shares, NVS	475	19,585
Sartorius AG, Preference Shares, NVS	80	20,768
Volkswagen AG, Preference Shares, NVS	630	68,550
		182,166
Total Preferred Stocks — 0.1% (Cost: $369,541)		182,166

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(a)	890	$91
Total Rights — 0.0% (Cost: $85)		91
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	72	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $190,710,778)		200,232,401
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(f)(g)	1,318,494	1,319,022
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(f)	160,000	$160,000
Total Short-Term Securities — 0.7% (Cost: $1,479,024)		1,479,022
Total Investments — 100.4% (Cost: $192,189,802)		201,711,423
Liabilities in Excess of Other Assets — (0.4)%		(895,489)
Net Assets — 100.0%		$200,815,934

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$774,793	$544,901 (a)	$—	$(489)	$(183)	$1,319,022	1,318,494	$2,755 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	—	(80,000)(a)	—	—	160,000	160,000	10,175	—
BlackRock Inc.	535,542	—	(153,450)	19,883	14,013	415,988	455	7,807	—
				$19,394	$13,830	$1,895,010		$20,737	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	1	06/20/25	$279	$5,920
Euro STOXX 50 Index	4	06/20/25	233	9,866
				$15,786

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Kokusai ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$158,498,257	$41,551,887	$—	$200,050,144
Preferred Stocks	—	182,166	—	182,166
Rights	91	—	—	91
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,479,022	—	—	1,479,022
	$159,977,370	$41,734,053	$—	$201,711,423
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,920	$9,866	$—	$15,786

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust